Recognized Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 4,982	$ 6,042	$ 3,980
Less: stock-based compensation cost capitalized	(1,917)	(2,295)	(1,380)
Stock-based compensation expense	3,065	3,747	2,600
Recognized tax benefit associated with stock-based compensation	$ 1,230	$ 1,547	$ 1,076